ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
ROU Assets and Operating Lease Liabilities [Abstract]
Schedule of Information Related to Operating Lease Activities

Information related to operating lease activities during the years ended December 31, 2024 and 2025 are as follows:

	For the years ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Operating lease expense from fixed payment	689,181	503,788	72,022
Short-term lease expenses	635,115	694,939	99,350
Total operating lease expenses	1,324,296	1,198,727	171,372
Cash paid for amounts included in the measurement of lease liabilities	675,348	472,773	67,588

Schedule of Remaining Contractual Maturities of Lease Liabilities

The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of December 31, 2025:

RMB
Year ending December 31, 2026	106,669
Total future lease payments	106,669
Less: imputed interest	(866)
Present value of lease obligations	105,803